October 24, 2012

VIA EDGAR

U.S. Securities and Exchange Commission

100 F St. N.E.

Washington, D.C. 20549

RE:	ING Separate Portfolios Trust

(File Nos. 333-141111 and 811-22025)

(the “Registrant”)

Ladies and Gentlemen:

On behalf of ING Separate Portfolios Trust and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated September 7, 2012, to ING SPorts Core Fixed Income Fund’s Prospectus dated July 31, 2012.

The purpose of the filing is to submit the 497(e) filing dated September 7, 2012 in XBRL for the ING SPorts Core Fixed Income Fund.

If you have any questions concerning the attached filing, please contact Jay Stamper at (480) 477-2660 or the undersigned at (480) 477-2649.

Regards,

/s/ Paul A. Caldarelli
Paul A. Caldarelli
Vice President and Senior Counsel
ING Investment Management – ING Funds

7337 E. Doubletree Ranch Rd. Suite 100 Scottsdale, AZ 85258-2034	Tel: 480-477-3000 Fax: 480-477-2700 www.ingfunds.com